Related party transactions - Gains in Other Operating Income (Details) $ in Millions		6 Months Ended		12 Months Ended
	Mar. 13, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 26, 2017 USD ($)
Related Party Transaction [Line Items]
Carrying value of related party receivable				$ 477	$ 704
Net loss on debt extinguishment		$ 0	$ 0	0	(22)		$ 19
Impairment of investments		0	0	$ 47	302
Discount rate | Discounted cash flow
Related Party Transaction [Line Items]
Loan receivable, measurement input				0.14
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Total contingent consideration recognized		0	0	$ 0		$ 7
Archer Convertible Bond
Related Party Transaction [Line Items]
Impairment of investments				29	$ 11
Related party receivable fair value				13
West Vela earn out realized | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Total contingent consideration recognized		$ 0	$ 0	0		$ 7
Subordinated loans including accrued interest and fees | Archer Convertible Bond
Related Party Transaction [Line Items]
Related party receivable fair value				$ 10
Subordinated loans including accrued interest and fees | Archer
Related Party Transaction [Line Items]
Related party receivable before conversion								$ 146
Related party receivable after conversion								45
Interest rate on related party receivable	5.50%			5.50%
Carrying value of related party receivable	$ 13
Embedded derivative option | Archer Convertible Bond
Related Party Transaction [Line Items]
Related party receivable fair value				$ 3
Fair value | Subordinated loans including accrued interest and fees | Archer
Related Party Transaction [Line Items]
Carrying value of related party receivable								56
Carrying value | Subordinated loans including accrued interest and fees | Archer
Related Party Transaction [Line Items]
Carrying value of related party receivable								$ 37